RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15-RELATED PARTY TRANSACTIONS

On September 3, 2019, Tonghao Cayman acquired an additional 2,300,000 ordinary shares from the Company’s former shareholders and became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of the Tonghao Cayman, and Byzoro Networks Ltd. ("Byzoro") is a wholly owned subsidiary of TDI. The Chief Executive Officer and Director of the Company also served as an Executive Director and Legal Representative of Byzoro.

The Company recognized revenue for providing processing services to Byzoro in the amount of $103 thousand, $7 thousand and nil in 2025, 2024 and 2023, respectively. The Company recognized revenue for providing purchase agent services to Byzoro in the amount of $8 thousand, $32 thousand and nil in 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, accounts receivable from Byzoro was $0.5 million and nil, respectively. As of December 31, 2025 and 2024, amounts due to Byzoro included in customer advances - related party was nil and $0.3 million, respectively.